Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 13,930	$ 8,552	$ 10,346
Additions for tax positions related to the current year	4,039	4,116	2,705
Additions for tax positions related to previous years	129	1,987	734
Reduction of reserve for statute expirations	(98)	(725)	(5,233)
Balance at end of year	$ 18,000	$ 13,930	$ 8,552